Other Operating Items (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other Cost And Expense Disclosure Operating Abstract
Realized loss on other commodity contracts	$ 0	$ 0	$ 32
Provision reversed on loss on future deliveries of other commodities	0	0	(5)
Unrealized gain on other commodity physical borrowings	0	0	(8)
Other operating items	$ 0	$ 0	$ 19